Securities at fair value through other comprehensive income and securities at amortised cost (Tables)	12 Months Ended
Dec. 31, 2018
Securities at fair value through other comprehensive income and securities at amortized cost [Abstract]
Securities at fair value through other comprehensive income and securities at amortized cost
(a)	Details of securities at FVOCI and securities at amortized cost as of December 31, 2018 are as follows:

	2018
Securities at FVOCI:
Debt securities:
Government bonds	~~W~~	8,975,391
Financial institutions bonds		17,341,330
Corporate bonds		11,360,924

		37,677,645

Equity securities (*1):
Stocks		630,010
Equity investments		6,515

		636,525

		38,314,170

Securities at amortized cost:
Debt securities:
Government bonds		18,000,454
Financial institutions bonds		2,171,623
Corporate bonds and others		8,306,059

		28,478,136

	~~W~~	66,792,306

(*1)

Equity securities in the above table are classified as other comprehensive income – equity securities designated as fair value items, and other comprehensive income and fair value options were exercised for the purpose of holding as required by the policy.

Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost
(b)	Changes in carrying value of debt securities at fair value through other comprehensive income and securities at amortized cost for the year ended December 31, 2018 are as follows:

	Securities at fair value through other comprehensive income				Securities at amortized cost
	12 month expected credit loss		Life time expected credit loss	Total	12 month expected credit loss	Life time expected credit loss	Total
Beginning allowance	~~W~~	36,641,928	15,879	36,657,807	24,403,423	21,444	24,424,867
Transfer to 12 month expected credit loss		—	—	—	—	—	—
Transfer to life time expected credit loss		(26,187)	26,187	—	—	—	—
Transfer to impaired financial asset		—	—	—	—	—	—
Origination		26,938,512	98,778	27,037,290	5,836,342	—	5,836,342
Disposal		(7,182,343)	(18,687)	(7,201,030)	—	—	—
Repayment		(19,338,938)	—	(19,338,938)	(1,607,467)	(3)	(1,607,470)
Others (*1)		538,842	(16,326)	522,516	(167,377)	1,034	(166,343)

Ending balance	~~W~~	37,571,814	105,831	37,677,645	28,464,921	22,475	28,487,396

(*1)	Included the effects from changing currency rate.

Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost
(c)	Changes in allowance for credit loss of debt securities at fair value through other comprehensive income and securities at amortized cost for the year ended December 31, 2018 are as follows:

	Securities at fair value through other comprehensive income				Securities at amortized cost
	12 month expected credit loss		Life time expected credit loss	Total	12 month expected credit loss	Life time expected credit loss	Total
Beginning allowance	~~W~~	17,038	1,938	18,976	6,327	2,232	8,559
Transfer to 12 month expected credit loss		—	—	—	—	—	—
Transfer to life time expected credit loss		(234)	234	—	—	—	—
Transfer to impaired financial asset		—	—	—	—	—	—
Provided (reversed)		15,286	(3,220)	12,066	4,615	(2,215)	2,400
Disposal		(5,251)	(229)	(5,480)	—	—	—
Others (*1)		(1,117)	1,639	522	(1,699)	—	(1,699)

Ending balance	~~W~~	25,722	362	26,084	9,243	17	9,260

(*1)	Included the effects from changing currency rate

Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost
(d)	Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost for the year ended December 31, 2018 are as follows:

	2018
Gain on disposal of securities at FVOCI	~~W~~	28,018
Loss on disposal of securities at FVOCI		(7,464)
Loss on disposal of securities at amortized cost		(9)

	~~W~~	20,545

Income or loss on equity securities at fair value through other comprehensive income
(e)	Income or loss on equity securities at fair value through other comprehensive income

As of December 31, 2018, the Group recognizes dividends amounting to ~~W~~16,871 million related to equity securities at fair value through other comprehensive income.

In addition, the disposition of equity securities at fair value through other comprehensive income are as follows:

	2018
Fair value at the date of disposal	~~W~~	3,285
Cumulative net profit at the time of disposal		(3,635)